Restatement of Previously Issued Financial Statements (Details) - Schedule of Restatement Adjustment of Operations - Arisz Acquisition Corp. [Member] - USD ($)	3 Months Ended			6 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Mar. 31, 2023	Jun. 30, 2023	Sep. 30, 2022
Previously Reported [Member]
Condensed Income Statements, Captions [Line Items]
General and administrative expenses	$ 188,542	$ 141,380	$ 187,618	$ 328,998	$ 517,538	$ 544,157
Franchise tax expense	9,800	12,100	12,000	24,100	33,900	53,194
Operating income	(198,342)	(153,480)	(199,618)	(353,098)	(551,438)	(597,351)
Other income:
Interest earned on investments held in Trust Account	763,986	704,974	486,246	1,191,220	1,955,206	286,800
Income before income taxes	565,644	551,494	286,628	838,122	1,403,768	(310,551)
Income tax provision	(159,055)	(145,166)	(99,253)	(244,419)	(403,474)	(49,057)
Net income and total comprehensive income	$ 406,589	$ 406,328	$ 187,375	$ 593,703	$ 1,000,294	$ (359,608)
Previously Reported [Member] | Common Stock Subject To Possible Redemption [Member]
Other income:
Basic weighted average shares outstanding (in Shares)	4,800,798	6,900,000	6,900,000	6,900,000	6,200,266	5,893,151
Basic net income per share (in Dollars per share)	$ 0.1	$ 0.09	$ 0.06	$ 0.15	$ 0.24	$ 0.57
Previously Reported [Member] | Nonredeemable Common Stock [Member]
Other income:
Basic weighted average shares outstanding (in Shares)	2,001,389	2,001,389	2,001,389	2,001,389	2,001,389	1,961,132
Basic net income per share (in Dollars per share)	$ (0.03)	$ (0.1)	$ (0.11)	$ (0.21)	$ (0.25)	$ (1.88)
Adjustments [Member]
Condensed Income Statements, Captions [Line Items]
General and administrative expenses
Franchise tax expense
Operating income
Other income:
Interest earned on investments held in Trust Account	(142,330)	45,541	95,041	140,582	(1,748)	131,275
Income before income taxes	(142,330)	45,541	95,041	140,582	(1,748)	131,275
Income tax provision	29,889	(9,564)	(19,959)	(29,522)	367	(27,568)
Net income and total comprehensive income	$ (112,441)	$ 35,977	$ 75,082	$ 111,060	$ (1,381)	$ 103,707
Adjustments [Member] | Common Stock Subject To Possible Redemption [Member]
Other income:
Basic weighted average shares outstanding (in Shares)
Basic net income per share (in Dollars per share)	$ (0.03)		$ 0.01	$ 0.01		$ 0.01
Adjustments [Member] | Nonredeemable Common Stock [Member]
Other income:
Basic weighted average shares outstanding (in Shares)
Basic net income per share (in Dollars per share)						$ (0.01)
Restated [Member]
Condensed Income Statements, Captions [Line Items]
General and administrative expenses	$ 188,542	$ 141,380	$ 187,618	$ 328,998	$ 517,538	$ 544,157
Franchise tax expense	9,800	12,100	12,000	24,100	33,900	53,194
Operating income	(198,342)	(153,480)	(199,618)	(353,098)	(551,438)	(597,351)
Other income:
Interest earned on investments held in Trust Account	621,656	750,515	581,287	1,331,802	1,953,458	418,075
Income before income taxes	423,314	597,035	381,669	978,704	1,402,020	(179,276)
Income tax provision	(129,166)	(154,730)	(119,212)	(273,941)	(403,107)	(76,625)
Net income and total comprehensive income	$ 294,148	$ 442,305	$ 262,457	$ 704,763	$ 998,913	$ (255,901)
Restated [Member] | Common Stock Subject To Possible Redemption [Member]
Other income:
Basic weighted average shares outstanding (in Shares)	4,800,798	6,900,000	6,900,000	6,900,000	6,200,266	5,893,151
Basic net income per share (in Dollars per share)	$ 0.07	$ 0.09	$ 0.07	$ 0.16	$ 0.24	$ 0.58
Restated [Member] | Nonredeemable Common Stock [Member]
Other income:
Basic weighted average shares outstanding (in Shares)	2,001,389	2,001,389	2,001,389	2,001,389	2,001,389	1,961,132
Basic net income per share (in Dollars per share)	$ (0.03)	$ (0.1)	$ (0.11)	$ (0.21)	$ (0.25)	$ (1.89)